Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,400,000
Previously Paid Amount	0.00
Total Fee Amount	745.74
Total Offset Amount	0.00
Net Fee	745.74
Narrative - Max Aggregate Offering Price	$ 5,400,000
Final Prospectus	true